Investments in Associates (Tables)	12 Months Ended
Jun. 30, 2020
Interest in Other Entities [Abstract]
Movement In Investments In Associates
The movement in the investments in associates during the year is as follows:

	SA Rand
Figures in million	2020	2019

Balance at beginning of year	110	84
Redemption of preference shares	(58)	(32)
Share of profit in associate	94	59

Balance at end of year	146	110